                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21400
                                                      ---------

                 Eaton Vance Tax-Advantaged Dividend Income Fund
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         -------------------------------
                         (Registrant's Telephone Number)

                                    August 31
                             -----------------------
                             Date of Fiscal Year End

                                February 29, 2004
                            ------------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[GRAPHIC]

SEMIANNUAL REPORT FEBRUARY 29, 2004

[GRAPHIC]

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122.

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND as of February 29, 2004 INVESTMENT UPDATE

[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
Co-Portfolio Manager

[PHOTO OF JUDITH A. SARYAN]
Judith A. Saryan, CFA
Co-Portfolio Manager

[PHOTO OF THOMAS H. LUSTER]
Thomas H. Luster, CFA
Co-Portfolio Manager

MANAGEMENT DISCUSSION

- We are pleased to welcome shareholders of Eaton Vance Tax-Advantaged Dividend Income Fund (the "Fund"). The Fund's investment objective is to provide a high level of after-tax total return, consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing its assets primarily in dividend-paying common and preferred stocks.

- The Fund posted positive returns in its first five months of existence, benefiting from a recovery during that time in the broad equity markets. Factors helping to drive stocks higher in recent months included a strengthening U.S. economy and an improved outlook for corporate earnings. Low interest rates and low inflation also supported higher equity prices.

- Recent legislation provides that qualified dividend income received by individual shareholders will generally be taxed at the same rates as long-term capital gains (maximum 15%) rather than as ordinary income. Qualifying dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet specified criteria. To receive favorable tax treatment, investors in stocks paying qualifying dividends must meet holding period and other requirements. Similar requirements apply to shareholders who receive qualifying dividends from the Fund.

- We believe that the Fund's income-producing holdings may provide an attractive level of dividend income, while allowing shareholders to participate in equity markets.

THE FUND

- Based on the Fund's February 2004 monthly dividend of $0.1075 and a closing share price of $20.83, the Fund had a market yield of 6.19%.(1)

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL CHANGE.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of February 29, 2004

PERFORMANCE(2)

Average Annual Total Returns (by share price, New York Stock Exchange)
Life of Fund (9/30/03)                                                     11.37%

Average Annual Total Returns (at net asset value)
Life of Fund (9/30/03)                                                     13.94%

[CHART]

FIVE LARGEST INDUSTRY GROUPS(3) By total investments

Commercial Banks                                20.7%

Utilities - Electric and Gas                    14.5%

Diversified Telecom Services                    14.2%

REITS                                           10.9%

Oil and Gas                                      6.6%

(1) The Fund's yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.
(2) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested.
(3) Five Largest Industry Groups accounted for 66.9% of the Fund's total investments. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND as of February 29, 2004 PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 101.3%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
APPAREL -- 0.8%

VF Corp.                                                     275,000   $    12,355,750
--------------------------------------------------------------------------------------
                                                                       $    12,355,750
--------------------------------------------------------------------------------------

AUTO AND PARTS -- 0.1%

DaimlerChrysler(1)                                            50,000   $     2,246,500
--------------------------------------------------------------------------------------
                                                                       $     2,246,500
--------------------------------------------------------------------------------------

BEVERAGES -- 0.4%

Diageo PLC(1)                                                400,000   $     5,530,284
--------------------------------------------------------------------------------------
                                                                       $     5,530,284
--------------------------------------------------------------------------------------

BROADCASTING AND PUBLISHING -- 0.7%

Gruppo Editoriale L'Espresso SPA(1)                        1,778,800   $    11,006,592
--------------------------------------------------------------------------------------
                                                                       $    11,006,592
--------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.0%

Stanley Works (The)                                          400,000   $    15,492,000
--------------------------------------------------------------------------------------
                                                                       $    15,492,000
--------------------------------------------------------------------------------------

CHEMICALS -- 2.8%

Dow Chemical Co. (The)                                       300,000   $    13,041,000
DuPont (E.I.)                                                300,000        13,527,000
Eastman Chemical Co.                                         244,700        10,363,045
RPM, Inc.                                                    375,000         6,090,000
--------------------------------------------------------------------------------------
                                                                       $    43,021,045
--------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 15.4%

ABN AMRO Holdings NV(1)                                      500,000   $    11,549,037
AmSouth Bancorporation                                       450,000        11,385,000
Associated Banc-Corp                                         175,000         7,768,250
Bank of America Corp.                                        200,000        16,384,000
Bank of Hawaii Corp.                                         175,000         7,987,000
Charter One Financial, Inc.                                  350,000        12,677,000
Comerica, Inc.                                               200,000        11,508,000
Compass Bancshares, Inc.                                     265,900        11,056,122
FleetBoston Financial Corp.                                  500,000        22,515,000
Huntington Bancshares, Inc.                                  250,000         5,782,500
National City Corp.                                          250,000         8,925,000
PNC Financial Services Group, Inc.                           275,000        16,120,500
Regions Financial Corp.                                      200,000   $     7,380,000
U.S. Bancorp                                                 650,000        18,544,500
Wachovia Corp.                                               500,000        23,985,000
Washington Mutual, Inc.                                      700,000        31,458,000
Wells Fargo & Co.                                            250,000        14,337,500
--------------------------------------------------------------------------------------
                                                                       $   239,362,409
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 1.4%

Donnelley (R.R.) & Sons Co.                                  500,000   $    15,880,000
Landauer, Inc.                                                25,000         1,086,750
ServiceMaster Co.                                            375,000         4,128,750
--------------------------------------------------------------------------------------
                                                                       $    21,095,500
--------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.7%

Genuine Parts Co.                                            300,000   $    10,419,000
--------------------------------------------------------------------------------------
                                                                       $    10,419,000
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 20.8%

Aliant Inc.(1)                                                63,500   $     1,492,670
BCE, Inc.(1)                                               1,400,000        30,632,000
BellSouth Corp.                                              950,000        26,182,000
BT Group PLC(1)                                           17,170,000        56,319,772
Koninklijke (Royal) KPN NV(1)(2)                           1,500,000        11,834,813
SBC Communications, Inc.                                   1,800,000        43,218,000
Sprint Corp. (FON Group)                                     900,000        15,957,000
TDC A/S(1)                                                   250,000        10,066,527
Telefonos de Mexico SA ADR                                 1,525,000        51,804,250
Telstra Corp. Ltd.(1)                                      6,000,000        22,128,054
Verizon Communications, Inc.                               1,400,000        53,662,000
--------------------------------------------------------------------------------------
                                                                       $   323,297,086
--------------------------------------------------------------------------------------

ELECTRICAL / ELECTRONIC MANUFACTURER -- 1.2%

Cooper Industries Ltd. Class A(1)                            210,000   $    11,111,100
Hubbell, Inc.                                                200,000         7,940,000
--------------------------------------------------------------------------------------
                                                                       $    19,051,100
--------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.5%

Raytheon Company                                             250,000   $     7,600,000
--------------------------------------------------------------------------------------
                                                                       $     7,600,000
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
ENGINEERING AND CONSTRUCTION -- 0.5%

Bouygues(1)                                                  222,873   $     8,207,900
--------------------------------------------------------------------------------------
                                                                       $     8,207,900
--------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.0%

Citigroup, Inc.                                              500,000   $    25,130,000
Federal National Mortgage Association                         65,000         4,868,500
J.P. Morgan Chase & Co.                                      400,000        16,408,000
--------------------------------------------------------------------------------------
                                                                       $    46,406,500
--------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.0%

ConAgra Foods, Inc.                                          350,000   $     9,516,500
Sara Lee Corp.                                             1,000,000        21,820,000
--------------------------------------------------------------------------------------
                                                                       $    31,336,500
--------------------------------------------------------------------------------------

HOTELS, RESTAURANTS AND LEISURE -- 0.8%

Harrah's Entertainment, Inc.                                 225,000   $    11,688,750
--------------------------------------------------------------------------------------
                                                                       $    11,688,750
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.8%

Kimberly-Clark Corp.                                         200,000   $    12,936,000
--------------------------------------------------------------------------------------
                                                                       $    12,936,000
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.6%

ALLETE, Inc.                                                 200,000   $     6,464,000
General Electric Co.                                         250,000         8,130,000
Honeywell International, Inc.                                300,000        10,515,000
--------------------------------------------------------------------------------------
                                                                       $    25,109,000
--------------------------------------------------------------------------------------

INSURANCE -- 2.2%

Allstate Corp. (The)                                         180,000   $     8,213,400
Mercury General Corp.                                        200,000        10,220,000
St. Paul Cos., Inc. (The)                                    350,000        14,959,000
--------------------------------------------------------------------------------------
                                                                       $    33,392,400
--------------------------------------------------------------------------------------

METALS AND MINING -- 1.6%

Anglogold Ltd. ADR                                           176,700   $     7,589,265
Cia Vale do Rio Doce ADR                                     200,000        11,580,000
Worthington Industries, Inc.                                 300,000         5,199,000
--------------------------------------------------------------------------------------
                                                                       $    24,368,265
--------------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.0%

May Department Stores Co. (The)                              450,000   $    15,849,000
--------------------------------------------------------------------------------------
                                                                       $    15,849,000
--------------------------------------------------------------------------------------

OIL AND GAS -- 9.7%

BP PLC ADR                                                   740,000   $    36,408,000
ChevronTexaco Corp.                                          290,000        25,621,500
ConocoPhillips                                               200,000        13,774,000
Enbridge, Inc.(1)                                            300,000        11,661,000
Eni SPA(1)                                                   625,000        12,246,391
Fortum Oyj(1)                                                524,600         5,553,468
Marathon Oil Corp.                                           700,000        24,598,000
NICOR, Inc.                                                  300,000        10,842,000
TransCanada Corp.(1)                                         465,300         9,631,710
--------------------------------------------------------------------------------------
                                                                       $   150,336,069
--------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.7%

MeadWestvaco Corp.                                           250,000   $     7,325,000
UPM-Kymmene Oyj(1)                                           175,000         3,446,384
--------------------------------------------------------------------------------------
                                                                       $    10,771,384
--------------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.2%

GlaxoSmithKline PLC ADR                                      450,000   $    19,179,000
Merck & Co., Inc.                                            300,000        14,424,000
--------------------------------------------------------------------------------------
                                                                       $    33,603,000
--------------------------------------------------------------------------------------

REITS -- 3.6%

AMB Property Corp.                                           200,000   $     7,084,000
General Growth Properties, Inc.                              600,000        18,756,000
Mills Corp. (The)                                            210,000        10,470,600
Vornado Realty Trust                                         350,000        19,915,000
--------------------------------------------------------------------------------------
                                                                       $    56,225,600
--------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 0.1%

Albertson's, Inc.                                             90,000   $     2,226,600
--------------------------------------------------------------------------------------
                                                                       $     2,226,600
--------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 0.6%

Limited, Inc. (The)                                          500,000   $     9,875,000
--------------------------------------------------------------------------------------
                                                                       $     9,875,000
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
TELECOMMUNICATIONS - EQUIPMENT -- 0.1%

Nokia Oyj ADR                                                 90,000   $     1,959,300
--------------------------------------------------------------------------------------
                                                                       $     1,959,300
--------------------------------------------------------------------------------------

TOBACCO -- 2.4%

Altria Group, Inc.                                           650,000   $    37,407,500
--------------------------------------------------------------------------------------
                                                                       $    37,407,500
--------------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 19.3%

Alliant Energy Corp.                                         150,000   $     3,862,500
Ameren Corp.                                                 605,000        28,677,000
Centerpoint Energy, Inc.                                     200,000         2,092,000
DTE Energy Co.                                               300,000        12,138,000
Duke Energy Corp.                                            750,000        16,470,000
Edison International                                       1,000,000        23,090,000
Endesa SA(1)                                                 742,826        14,536,641
Enel SPA(1)                                                1,000,000         7,728,350
Energy East Corp.                                            271,600         6,561,856
FirstEnergy Corp.                                            350,000        13,520,500
Iberdrola SA(1)                                              200,000         4,125,100
National Grid Transco PLC(1)                               1,694,983        13,557,318
NSTAR                                                         72,500         3,708,375
OGE Energy Corp.                                             300,000         7,725,000
Pepco Holdings, Inc.                                       1,000,000        21,250,000
Public Service Enterprise Group, Inc.                        300,000        14,142,000
Red Electrica de Espana(1)                                    83,524         1,421,766
Scottish and Southern Energy PLC(1)                        2,300,000        29,216,787
Scottish Power PLC(1)                                      3,700,000        25,165,576
Sempra Energy                                                500,000        15,850,000
TransAlta Corp.(1)                                           200,000         2,670,000
Union Fenosa, S.A.(1)                                         22,524           462,330
Vectren Corp.                                                100,000         2,491,000
Xcel Energy, Inc.                                          1,700,000        29,699,000
--------------------------------------------------------------------------------------
                                                                       $   300,161,099
--------------------------------------------------------------------------------------

WATER UTILITIES -- 3.3%

Severn Trent PLC(1)                                        1,446,153   $    19,886,741
United Utilities PLC(1)                                    2,702,090        25,323,420
Veolia Environment                                           200,000         5,976,425
--------------------------------------------------------------------------------------
                                                                       $    51,186,586
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $1,411,875,416)                                     $ 1,573,523,719
--------------------------------------------------------------------------------------

PREFERRED STOCKS -- 41.2%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 14.9%

Abbey National Capital Trust I, 8.963%(1)(3)              15,500,000   $    21,330,983
Abbey National PLC, 7.375%(1)                                390,200        10,554,910
ABN AMRO North America, Inc., 7.150%(4)                      280,000         7,656,264
Barclays Bank PLC, 6.86%(1)(4)                             9,500,000        10,799,510
Barclays Bank PLC, 8.55%(1)                               14,100,000        17,953,960
BNP Paribas, 9.003%(3)                                    12,395,000        16,131,471
BSCH Finance Ltd., 8.625%(1)                                  35,000           961,450
CA Preferred Fund Trust II, 7.00%(1)                       5,000,000         5,229,367
CA Preferred Fund Trust, 7.00%(1)                         25,500,000        26,632,364
Cobank, ABC, 7.00%(4)                                        400,000        21,539,600
First Republic Bank, 6.70%                                   236,700         6,047,685
HSBC Capital Funding LP, 10.176%(1)(3)                    17,000,000        25,974,480
Lloyds TSB Bank PLC, 6.90%(1)                             11,000,000        11,557,348
Royal Bank of Scotland Group PLC, 7.648%(1)(3)            13,500,000        16,788,205
Royal Bank of Scotland Group PLC, 8.50%(1)                     3,500            93,975
Royal Bank of Scotland Group PLC, 9.00%(1)                    31,000           868,310
Royal Bank of Scotland Group PLC, 9.118%(1)               12,500,000        16,332,376
Standard Chartered PLC, 8.90%(1)                           1,800,000         2,023,365
UBS Preferred Funding Trust I, 8.622%(3)                  10,000,000        12,936,275
--------------------------------------------------------------------------------------
                                                                       $   231,411,898
--------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.5%

BBVA Preferred Capital Ltd., 7.75%(1)                        137,300   $     3,844,400
Lehman Brothers Holdings, Inc., 3.00%(3)                     100,000         2,540,000
Lehman Brothers Holdings, Inc., 6.50%                        801,800        21,937,248
Prudential PLC, 6.50%(1)                                  26,500,000        26,042,242
--------------------------------------------------------------------------------------
                                                                       $    54,363,890
--------------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.7%

Dairy Farmers of America, 7.875%(4)                          220,000   $    23,739,386
Ocean Spray Cranberries, Inc., 6.25%(4)                       47,500         3,241,875
--------------------------------------------------------------------------------------
                                                                       $    26,981,261
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
INSURANCE -- 6.9%

Ace Ltd., 7.80%(1)                                           615,000   $    16,881,750
AXA, 7.10%(1)                                             20,000,000        20,906,833
ING Capital Funding Trust III, 8.439%(3)                   8,075,000        10,116,305
ING Groep NV, 7.05%(1)                                       258,200         6,971,400
ING Groep NV, 7.20%(1)                                       473,155        12,940,789
PartnerRe Ltd., 6.75%(1)                                      98,200         2,577,750
RenaisasnceRe Holdings Ltd., 7.30%(1)                         22,000           593,560
XL Capital Ltd., 7.625%(1)                                   476,140        13,227,169
XL Capital Ltd., Series A, 8.00%(1)                          142,765         3,991,710
Zurich Regcaps Fund Trust(3)(4)                               12,500        11,621,100
Zurich Regcaps Fund Trust I, 6.58%(4)                          6,000         6,375,000
--------------------------------------------------------------------------------------
                                                                       $   106,203,366
--------------------------------------------------------------------------------------

REITS -- 12.4%

AMB Property Corp., 6.75%                                    426,000   $    10,735,200
CarrAmerica Realty Corp., 7.50%                              470,000        12,652,400
Colonial Properties Trust, 8.125%                            577,000        15,417,440
Developers Diversified Realty Corp., 7.35%                   150,000         3,990,000
Developers Diversified Realty Corp., 8.00%                   250,000         6,710,000
Federal Realty Investment, 8.50%                              50,000         1,368,000
Health Care Property, 7.10%                                  200,000         5,154,000
Health Care Reit, Inc., 7.875%                               125,000         3,287,500
Prologis Trust, 6.75%                                      1,500,000        38,100,000
PS Business Parks Inc., 7.00%                                400,000        10,200,000
Public Storage, Inc., 6.85%                                1,600,000        41,300,000
Regency Centers Corp., 7.45%                                  45,000         1,176,300
Shurgard Storage Centers, 8.75%                               20,000           535,000
Vornado Realty Trust, 7.00%                                1,600,000        41,200,000
--------------------------------------------------------------------------------------
                                                                       $   191,825,840
--------------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 1.8%

Interstate Power & Light Co., 7.10%                          181,400   $     4,988,500
Southern Union Co., 7.55%                                    835,000        23,229,700
--------------------------------------------------------------------------------------
                                                                       $    28,218,200
--------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $621,388,050)                                       $   639,004,455
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.8%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Investors Bank & Trust - Time Deposit,
1.06%, 3/1/04                                        $        58,939   $    58,939,000
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $58,939,000)                                     $    58,939,000
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 146.3%
  (IDENTIFIED COST $2,092,202,466)                                     $ 2,271,467,174
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (1.2)%                               $   (19,160,843)
--------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
  CUMULATIVE UNPAID
  DIVIDENDS-- (45.1)%                                                  $  (700,153,450)
--------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
  COMMON SHARES -- 100.0%                                              $ 1,552,152,881
--------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Foreign security.

(2)  Non-income producing security.

(3)  Variable rate security.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                        See notes to financial statements

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND as of February 29, 2004 FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value (identified cost, $2,092,202,466)                      $   2,271,467,174
Cash                                                                                       571
Receivable for investments sold                                                     43,120,024
Dividends and interest receivable                                                    6,649,002
Prepaid expenses                                                                       494,021
Tax reclaim receivable                                                                  46,625
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $   2,321,777,417
----------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                            $      60,926,362
Dividends payable                                                                    7,829,859
Accrued offering costs                                                                 344,744
Accrued expenses                                                                       370,121
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $      69,471,086
----------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (28,000 SHARES OUTSTANDING)
     AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                   $     700,153,450
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                       $   1,552,152,881
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
   shares authorized, 72,835,900 shares issued and outstanding               $         728,359
Additional paid-in capital                                                       1,382,178,448
Accumulated net realized loss (computed on the basis of identified cost)            (6,784,246)
Accumulated distributions in excess of net investment income                        (3,237,820)
Net unrealized appreciation (computed on the basis of identified cost)             179,268,140
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                       $   1,552,152,881
----------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($1,552,152,881 DIVIDED BY 72,835,900 COMMON SHARES
    ISSUED AND OUTSTANDING)                                                  $           21.31
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
FEBRUARY 29, 2004(1)

INVESTMENT INCOME

Dividends (net of foreign taxes, $757,611)                                   $      35,336,487
Interest                                                                               697,712
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      $      36,034,199
----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                       $       6,444,427
Trustees' fees and expenses                                                             11,475
Preferred shares remarketing agent fee                                                 392,077
Custodian fee                                                                          303,267
Legal and accounting services                                                          250,708
Printing and postage                                                                    32,130
Transfer and dividend disbursing agent fees                                             25,092
Organization expenses                                                                    7,500
Miscellaneous                                                                           73,292
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               $       7,539,968
----------------------------------------------------------------------------------------------
Deduct --
     Reduction of investment adviser fee                                     $       1,516,336
     Expense reimbursement                                                               7,500
----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                     $       1,523,836
----------------------------------------------------------------------------------------------

NET EXPENSES                                                                 $       6,016,132
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                        $      30,018,067
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
     Investment transactions (identified cost basis)                         $      (6,951,460)
     Foreign currency transactions                                                     167,214
----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                            $      (6,784,246)
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
     Investments (identified cost basis)                                     $     179,264,708
     Foreign currency                                                                    3,432
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         $     179,268,140
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                             $     172,483,894
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                      $      (1,941,410)
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $     200,560,551
----------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 30, 2003, to February 29, 2004.

                        See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                             PERIOD ENDED
                                                                             FEBRUARY 29, 2004
INCREASE (DECREASE) IN NET ASSETS                                            (UNAUDITED)(1)
----------------------------------------------------------------------------------------------
From operations--
   Net investment income                                                     $      30,018,067
   Net realized loss                                                                (6,784,246)
   Net change in unrealized appreciation (depreciation)                            179,268,140
   Distributions to preferred shareholders                                          (1,941,410)
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $     200,560,551
----------------------------------------------------------------------------------------------
Distributions to common shareholders--
     From net investment income                                              $     (31,314,477)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                   $     (31,314,477)
----------------------------------------------------------------------------------------------
Capital share transactions
     Proceeds from sale of common shares(2)                                  $   1,390,188,935
     Reinvestment of distributions to common shareholders                              920,480
     Offering costs and preferred shares underwriting discounts                     (8,302,608)
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                   $   1,382,806,807
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                   $   1,552,052,881
----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                       $         100,000
----------------------------------------------------------------------------------------------
AT END OF PERIOD                                                             $   1,552,152,881
----------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS OF
NET INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                             $      (3,237,820)
----------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 30, 2003, to February 29, 2004.
(2)  Proceeds from sales of shares net of sales load paid of $65,506,285.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the period stated

                                                                                   PERIOD ENDED
                                                                                   FEBRUARY 29, 2004
                                                                                   (UNAUDITED)(1)(2)
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                          $          19.100
----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                                              $           0.423
Net realized and unrealized gain                                                               2.361
Distribution to preferred shareholders                                                        (0.027)
----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                       $           2.757
----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                         $          (0.430)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                         $          (0.430)
----------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL              $          (0.018)
----------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                            $          (0.099)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE  END OF PERIOD (COMMON SHARES)                                     $          21.310
----------------------------------------------------------------------------------------------------

MARKET VALUE  END OF PERIOD (COMMON SHARES)                                        $          20.830
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                                  13.94%
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                                     11.37%
----------------------------------------------------------------------------------------------------

                        See notes to financial statements

Selected data for a common share outstanding during the period stated

                                                                                   PERIOD ENDED
                                                                                   FEBRUARY 29, 2004
                                                                                   (UNAUDITED)(1)(2)
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end of period (000's omitted)              $       1,552,153
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                              1.00%(6)
   Net investment income(5)                                                                     4.97%(6)
Portfolio Turnover                                                                                26%
----------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                  1.25%(6)
   Net investment income(5)                                                                     4.72%(6)
   Net investment income per share                                                 $           0.402
----------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):+++
   Net expenses                                                                                 0.79%(6)
   Net investment income                                                                        3.94%(6)
----------------------------------------------------------------------------------------------------
+++The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                     0.99%(6)
   Net investment income                                                                        3.74%(6)
----------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                         28,000
   Asset coverage per preferred share(7)                                           $          80,440
   Involuntary liquidation preference per preferred share(8)                       $          25,000
   Approximate market value per preferred share(8)                                 $          25,000
----------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 30, 2003, to February 29, 2004.

(2)  Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering price price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net aset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND as of February 29, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Advantaged Dividend Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 10, 2003. The Fund's investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D OFFERING COSTS -- Costs incurred by the Fund in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   E WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   F PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment.

   The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

   G SWAP AGREEMENTS -- The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions, to change the duration of the overall portfolio, to mitigate non-payment or default risk, or to gain exposure to particular securities, baskets of securities, indices or currencies. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) to be exchanged or swapped between the parties, which returns are calculated with respect to a notional amount (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). The Fund will enter into swaps on a net basis. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund will not enter into any swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. These instruments are traded in the over-the-counter market. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

   H FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES

   The Fund issued 4,000 shares of Auction Preferred Shares (APS) Series A, 4,000 shares of APS Series B, 4,000 shares of APS Series C, 4,000 shares of APS Series D, 4,000 shares of APS Series E, 4,000 shares of APS Series F and 4,000 shares of APS Series G on December 10, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends of the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset by an auction based on the dividend period of each Series. Rates are reset weekly for Series A and Series B, annually for Series C and Series D, approximately monthly for Series E and Series F and approximately bi-monthly for Series G. The reset period for

   Series C and Series D was changed after the initial public offering for each such series. Subsequent to February 29, 2004, the reset period for Series F was changed to an annual reset period. Dividends are generally paid on the day following the end of the dividend period for Series A, Series B, Series E and Series F. Series C, Series D and Series G pay accumulated dividends on the first business day of each month and on the day following the end of the dividend period.

   Dividend rate ranges for the period from the commencement of the offering, December 10, 2003, to February 29, 2004 are as indicated below:

   SERIES                              DIVIDEND RATE RANGES
   --------------------------------------------------------
   Series A                                1.05% - 1.50%
   Series B                                1.05% - 1.50%
   Series C                                1.08% - 1.75%
   Series D                                1.07% - 1.75%
   Series E                                1.10% - 1.25%
   Series F                               1.099% - 1.22%
   Series G                                1.10% - 1.25%

   The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTION TO SHAREHOLDERS

   The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. In addition, at least annually, the Fund intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. The applicable dividend rates for APS on February 29, 2004 are listed below. For the period from the commencement of the offering, the amount of dividends each Series paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                      DIVIDENDS PAID TO       AVERAGE APS
                       APS          PREFERRED SHAREHOLDERS   DIVIDEND RATES
                  DIVIDEND RATES        FOR THE PERIOD       FOR THE PERIOD
                      AS OF                 ENDED                ENDED
                   FEBRUARY 29,          FEBRUARY 29,         FEBRUARY 29,
   SERIES              2004                 2004(1)              2004(1)
   ------------------------------------------------------------------------
   Series A           1.085%             $    264,883            1.163%
   Series B           1.120%             $    268,316            1.177%
   Series C           1.399%             $    295,360            1.272%
   Series D           1.390%             $    295,160            1.291%
   Series E           1.100%             $    271,565            1.190%
   Series F           1.099%             $    268,886            1.160%
   Series G           1.100%             $    277,240            1.213%

   (1) For the period from the commencement of offering, December 10, 2003, to February 29, 2004.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.85% annually of average daily gross assets of the Fund. For the period from the start of business, September 30, 2003, to February 29, 2004, the advisory fee amounted to $6,444,427. EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

   In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of the average daily gross assets for the first five years of the Fund's operations, 0.15% of average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. For the period from the start of business, September 30, 2003, to February 29, 2004 the Investment Adviser waived $1,516,336 of its advisory fee.

   Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, September 30, 2003, to February 29, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organization.

5  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations, aggregated $2,476,338,423 and $427,475,424 respectively, for the period from the start of business, September 30, 2003, to February 29, 2004.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at February 29, 2004, as computed on a Federal income tax basis, were as follows:

   AGGREGATE COST                          $ 2,092,202,466
   -------------------------------------------------------
   Gross unrealized appreciation           $   182,705,413
   Gross unrealized depreciation                (3,440,705)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION             $   179,264,708
   -------------------------------------------------------

7  COMMON SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                          PERIOD ENDED
                                                          FEBRUARY 29, 2004
                                                          (UNAUDITED)(1)
   ------------------------------------------------------------------------
   Sales                                                         72,784,761
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                          46,139
   ------------------------------------------------------------------------
   NET INCREASE                                                  72,830,900
   ------------------------------------------------------------------------

   (1) For the period from the start of business, September 30, 2003, to February 29, 2004.

8  FINANCIAL INSTRUMENTS

   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at February 29, 2004.

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND
DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                       ---------------------------------------------------------
                       Please print exact name on account:

                       ---------------------------------------------------------
                       Shareholder signature                    Date

                       ---------------------------------------------------------
                       Shareholder signature                    Date

                       Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                  Eaton Vance Tax-Advantaged Dividend Income Fund
                  c/o PFPC Inc.
                  P.O. Box 43027
                  Providence, RI 02940-3027
                  800-331-1710

NUMBER OF EMPLOYEES

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of February 29, 2004, our records indicate that there are 78 registered shareholders and approximately 64,295 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

                  Eaton Vance Distributors, Inc.
                  The Eaton Vance Building
                  255 State Street
                  Boston, MA 02109
                  1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL
The New York Stock Exchange symbol is EVT.

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND
INVESTMENT MANAGEMENT

OFFICERS

Thomas E. Faust Jr.
President and Chief Executive Officer

James B. Hawkes
Vice President and Trustee

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Judith A Saryan
Vice President

James L. O'Connor
Treasurer and Principal Financial
Accounting Officer

Alan R. Dynner
Secretary

TRUSTEES

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

   INVESTMENT ADVISER AND ADMINISTRATOR OF TAX-ADVANTAGED DIVIDEND INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 331-1710


                 EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2004-4/04                                                             CE-TADISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant's Board has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the registrant's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the registrant's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the registrant will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the registrant voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND


By:    /S/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  April 13, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  April 13, 2004
       --------------


By:    /S/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  April 13, 2004
       --------------